Auditor's remuneration (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of Auditors' Remuneration

	2020	2019	2018
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	11.196	6.764	6.585
Audit of the accounts of subsidiaries, joint ventures and associates	1.262	5.127	5.369
Audit-related assurance services required by legislation to be provided by the auditor	1.815	1.358	1.363
Other assurance and agreed-upon procedures under legislation or contractual arrangements	2.003	1.266	10.533

Total assurance services	16.276	14.515	23.850

Fees payable to the Group’s auditors for non-assurance services
Other services	0.400	0.013	–

Total other services	0.400	0.013	–

Total fees	16.676	14.528	23.850